Other Liabilities	12 Months Ended
Mar. 31, 2012
Other Liabilities

(10) Other Liabilities

Other liabilities at March 31, 2011 and 2012 consist of the following:

	Yen (millions)
	2011	2012
Accrued liabilities for product warranty, excluding current portion	¥98,042	¥89,738
Pension and other postretirement benefits	542,917	574,258
Deferred income taxes	472,378	526,299
Other	263,193	247,414

	¥1,376,530	¥1,437,709